Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade And Other Payables
Schedule of Trade and Other Payables
	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Current Liabilities
Trade and Other Payables	1,804,042	2,414,485